Financial Instrument Risks and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instrument Risks and Risk Management	FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT
The Company is exposed in varying degrees to a variety of financial instrument related risks including credit risk, liquidity risk and market risk. The Company’s Board of Directors approves and oversees the Company’s risk management process, which seeks to minimize the potential adverse effects of financial risks on the Company’s financial results. At December 31, 2023, the financial risks to which the Company is exposed and the Company’s objectives, policies and processes for managing those risks are as follows:
(a)Credit risk
Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations.
The Company is primarily exposed to credit risk on its cash and cash equivalents, trade receivables, restricted cash and other current and non-current receivables. The Company’s maximum exposure to credit risk on its financial assets, other than those measured at FVTPL, at December 31, 2023, represented by the carrying amounts of the financial assets, was $235.5 million (2022 – $264.5 million).
The Company limits its exposure to credit risk on its cash and cash equivalents and restricted cash by investing in high credit quality instruments and maintaining its cash balances in financial institutions with strong credit ratings.
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(a)Credit risk (continued)
Credit risk arising from the Company’s trade receivables is low with negligible expected credit losses as the Company sells its products to large global financial institutions and other companies with high credit ratings.
(b)Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.
The Company enters into contracts in the normal course of business that give rise to commitments for future payments. The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2023:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$230,689	$—	$—	$—	$—	$—	$230,689
Loans and borrowings(1)(2)	207,072	198,622	570,300	8,308	180,830	—	1,165,132
Derivative liabilities	2,314	1,730	—	—	—	—	4,044
Lease liabilities(2)	30,109	12,180	6,390	4,944	1,455	92	55,170
Other financial liabilities(2)	6,745	13,156	7,510	7,403	7,296	3,570	45,680
Reclamation and closure costs(2)	15,660	13,689	19,337	20,220	16,374	129,580	214,860
Purchase commitments(2)	65,077	8,267	7,495	7,092	6,931	26,998	121,860
Other operating commitments(2)	37,855	20,392	21,208	22,056	22,939	10,883	135,333
Total	$595,521	$268,036	$632,240	$70,023	$235,825	$171,123	$1,972,768
(1)Amounts include principal and interest payments, except accrued interest, which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.
The Company has a $700.0 million Revolving Facility available for general corporate purposes, other than for repayment of amounts owing under the 2019 Convertible Notes, 2020 Convertible Notes and 2023 Convertible Notes, which had an undrawn amount of $165.2 million at December 31, 2023 (note 13(a)).
The Company’s objective in managing its liquidity risk is to ensure there is sufficient capital to meet its short-term business requirements after taking into account the Company’s holdings of cash and cash equivalents. The Company seeks to manage its liquidity risk through a rigorous planning, budgeting and forecasting process to help determine the funding requirements to support its current operations, development and expansion plans. The Company also manages its liquidity risk by managing its capital structure (note 32).
(c)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company is exposed to the following market risks: interest rate risk, currency risk and other price risk.
(i)Interest rate risk
Interest rate risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate cash flow risk on its Revolving Facility which is subject to variable interest rates based on SOFR (note 13(a)). A 1.0% increase or decrease in the SOFR interest rate during the year ended December 31, 2023 would have resulted in a decrease or increase of $4.5 million, respectively, in the Company’s net income during the year ended December 31, 2023.
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(i)Interest rate risk (continued)
The Company is also exposed to interest rate cash flow risk on its cash and cash equivalents and restricted cash that earn variable interest.
The Company is exposed to interest rate fair value risk on the 2019 Convertible Notes, 2020 Convertible Notes, and 2023 Convertible Notes which are subject to fixed interest rates (notes 13(b) and 13(c)). The Company manages its interest rate risk with a mix of fixed and variable rate debt. A change in market interest rate would impact the fair values of the 2019 Convertible Notes, 2020 Convertible Notes, and 2023 Convertible Notes. However, as the convertible notes are measured at amortized cost, changes in market interest rates would have had no impact to the Company’s net income during the year ended December 31, 2023.
(ii)Foreign currency risk
Currency risk is the risk that the fair values or future cash flows of the Company’s financial instruments, in functional currency terms, will fluctuate because of changes in foreign exchange rates. Except for Greenstone, which has a Canadian dollar functional currency, the functional currency of the Company and its subsidiaries is the US dollar. The Company and its subsidiaries are exposed to currency risk on transactions, investments and balances denominated in currencies other than USD, principally on BRL, MXN, and CAD expenses and CAD investments. Greenstone is exposed to currency risk on transactions and balances denominated in USD.
The following table summarizes the Company’s exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2023	BRL	MXN	CAD	USD
Financial assets
Cash and cash equivalents	$14,903	$281	$8,434	$14,494
Marketable securities	—	—	92,666	—
Derivative assets	—	—	89	—
Restricted cash	5,212	—	—	1,745
Other financial assets	2,928	—	1,849	3,669
Financial liabilities
Accounts payable and accrued liabilities	(69,909)	(38,291)	(11,731)	(6,101)
Derivative liabilities	(4,420)	—	(168)	—
Lease liabilities	(14,713)	(57)	(783)	(11,113)
Other financial liabilities	—	—	—	(31,070)
	$(65,999)	$(38,067)	$90,356	$(28,376)
At December 31, 2022
Financial assets
Cash and cash equivalents	$9,088	$244	$48,357	$7,036
Marketable securities	—	—	36,867	—
Derivative assets	—	—	29,154	—
Restricted cash	5,550	—	—	1,740
Other financial assets	—	—	5,028	—
Financial liabilities
Accounts payable and accrued liabilities	(61,946)	(28,234)	(9,233)	(11,677)
Derivative liabilities	—	—	(695)	—
Lease liabilities	(6,226)	(131)	(231)	(2,298)
Other financial liabilities	—	—	—	(10,597)
	$(53,534)	$(28,121)	$109,247	$(15,796)
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(ii)Foreign currency risk (continued)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2023, excluding the effect of foreign exchange contracts, the reasonably possible weakening in foreign currencies against the USD and the USD against CAD at such date, assuming all other variables remained constant, would have resulted in the following increase (decrease) in the Company’s net income during the year ended December 31, 2023:

2023
BRL – 10%	$4,818
MXN – 20%	5,558
CAD – 10%	(6,596)
USD – 10%	2,302
In accordance with its foreign currency exchange risk management program, the Company uses foreign exchange contracts to manage its exposure to currency risk on expenditures in BRL, MXN and CAD which are accounted for as derivative financial instruments (note 16(a)(i)). At December 31, 2023, a 10%, 20% and 10% weakening in the BRL, MXN and CAD, respectively, against the USD would have resulted in a decrease of $1.7 million in the fair value of the foreign currency net derivative asset and decrease in the Company’s net income during the year ended December 31, 2023. A 10%, 20% and 10% strengthening in the BRL, MXN and CAD, respectively, against the USD would have resulted in an increase of $2.4 million in the fair value of the foreign currency net derivative asset and increase in the Company’s net income during the year ended December 31, 2023.
(iii)Other price risk
Other price risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in market prices, other than interest rate risk or currency risk.
At December 31, 2023, the Company held investments in marketable securities which are measured at fair value. The fair values of investments in marketable securities are based on the closing share price of the securities at the reporting date. A 10% increase in the applicable share prices would have resulted in a decrease of $8.0 million in the Company’s other comprehensive loss for the year ended December 31, 2023. A 10% decrease in the applicable share prices would have resulted in an increase of $8.0 million in the Company’s other comprehensive loss.
At December 31, 2023, the Company is exposed to price risk on its obligation for future gold deliveries under the contingent consideration relating to Greenstone (note 16(b)(iii)). These contracts are measured at FVTPL at the end of each reporting period. A 10% increase in the price of gold at December 31, 2023 would have resulted in a decrease of $0.8 million in the Company's net income for the year ended December 31, 2023. A 10% decrease in the price of gold at December 31, 2023 would have resulted in an increase of $0.8 million in the Company’s net income for the year ended December 31, 2023.